Sources of finance - Analysis of Fixed and Floating Rate Debt by Currency (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Borrowings			£ 6,481.3		£ 6,033.1
US Dollar bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | $				$ 2,862
US Dollar bonds [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			£ 1,146.1		£ 1,255.6
Fixed rate	4.62%	4.62%	4.62%	4.62%	4.62%
Period (months)	199 months	212 months
US Dollar bonds [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			£ 1,760.9		£ 1,063.1
Fixed rate	3.19%		3.19%	3.19%
Floating basis	LIBOR	LIBOR
Period (months)	29 months
Sterling bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			£ 600.0		1,000.0
Sterling bonds [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			£ 600.0		£ 800.0
Fixed rate	4.04%	4.53%	4.04%	4.04%	4.53%
Period (months)	245 months	193 months
Sterling bonds [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings					£ 200.0
Floating basis		LIBOR
Eurobonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings | €	€ 3,202	€ 2,952
Eurobonds [member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			£ 2,623.9		£ 2,521.9
Fixed rate	1.85%	1.85%	1.85%	1.85%	1.85%
Period (months)	80 months	93 months
Eurobonds [member] | Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			£ 222.2
Fixed rate	0.00%		0.00%	0.00%
Floating basis	EURIBOR
Period (months)	29 months
Other bonds [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			£ 128.2		£ 192.5